UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-22883

ARK ETF Trust
(Exact name of registrant as specified in charter)

c/o ARK Investment Management LLC

3 East 28th Street, 7th Floor
New York, NY 10016
(Address of principal executive offices) (Zip code)

Corporation Service Company
2711 Centerville Road
Suite 400
Wilmington, DE 19808
(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 426-7040

Date of fiscal year end: July 31

Date of reporting period: January 31, 2020

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

ARK ETF TRUST
SEMI-ANNUAL REPORT
JANUARY 31, 2020
INVESTING AT THE PACE OF INNOVATION
ARK Genomic Revolution ETF (ARKG)
ARK Autonomous Technology & Robotics ETF (ARKQ)
ARK Innovation ETF (ARKK)
ARK Next Generation Internet ETF (ARKW)
ARK Fintech Innovation ETF (ARKF)
The 3D Printing ETF (PRNT)
The ARK Israel Innovative Technology ETF (IZRL)
ARK Invest | 3 E. 28th Street, 7th Floor, New York, NY 10016 | 212.426.7040 | info@ark-invest.com | ark-funds.com

Important Notice

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, shareholder reports will be made available on http://ark-funds.com/investor-resources, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically anytime by contacting your financial intermediary or, if you are a direct investor, by calling (212) 426-7040.
You may elect to receive all future shareholder reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with a Fund, you can call (212) 426-7040 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive shareholder reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the fund complex if you invest directly with the Funds.

The principal risks of investing in the ARK ETFs include: Market Risk. The value of the Funds’ assets will fluctuate as the markets in which the Fund invests fluctuate. The value of the Fund’s investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events, such as inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters or events, exchange trading suspensions and closures (including exchanges of a Fund’s underlying securities), infectious disease outbreaks or pandemics, terrorism, regulatory events and government controls, that affect large portions of the market. Equity Securities Risk: The value of the equity securities the Funds hold may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities the Funds hold operate or factors relating to specific companies in which the Funds invest (e.g., litigation or government regulation), among other factors. Foreign Securities Risk: Investments in the securities of foreign issuers involve risks beyond those associated with investments in U.S. securities such as risks of currency exchange rates, differences in foreign accounting and legal standards, and government restrictions on repatriation of capital. Health Care Sector Risk: Companies in the health care sector may be adversely affected by government regulations and government health care programs, restrictions on government reimbursement for medical expenses, increases or decreases in the cost of medical products and services and product liability claims, among other factors. Consumer Discretionary Risk: The consumer discretionary sector may be affected by changes in domestic and international economies, exchange and interest rates, competition, consumers’ disposable income and consumer preferences, social trends and marketing campaigns. Industrials Sector Risk: Companies in the industrials sector may be adversely affected by changes in government regulation (such as through the imposition or removal of tariffs), world events, economic conditions, environmental damages, product liability claims and exchange rates. Information Technology Sector Risk: Information technology companies face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. The markets in which many information technology companies compete face rapidly evolving industry standards and government regulations, frequent new service and product announcements, introductions and enhancements, and changing customer demands. Communications Sector Risk: Communication companies are particularly vulnerable to the potential obsolescence of products and services due to technological advancement and the innovation of competitors. Companies in the communications sector may also be affected by other competitive pressures, such as pricing competition, as well as research and development costs, substantial capital requirements and government regulation. Financial Technology Sector Risk: Companies in the financial technology (“FinTech”) sector that are developing financial technologies that seek to disrupt or displace established financial institutions generally face competition from much larger and more established firms. FinTech companies may not currently derive any revenue, and there is no assurance that such companies will derive any revenue from innovative technologies in the future. Cryptocurrency Investment Risk: The Funds may have exposure to cryptocurrency, such as bitcoin, indirectly through an investment in a grantor trust (e.g., the Grayscale Bitcoin Trust (BTC)) that will experience any associated volatility of the underlying cryptocurrency. The Funds’ exposure to cryptocurrencies may change over time and, accordingly, such exposure may not always be present in the Funds’ portfolios. Cryptocurrencies such as bitcoin are not “fiat” currencies of any central bank or government and currently are not subject to the authority of any central bank or government authority and are therefore not backed by any government, and regulatory and tax treatment of cryptocurrencies continues to develop. Please see the ARK ETFs’ current prospectuses for more detailed descriptions of the risks of investing in the ARK ETFs.
The views expressed in the Shareholder Letter are those of ARK Investment Management LLC (“ARK”) as of January 31, 2020. Management’s Discussion of Fund Performance presents information about the ARK ETFs’ holdings that is believed to be accurate, and the views of the Funds’ portfolio manager, as of January 31, 2020. The Shareholder Letter and Management’s Discussion of Fund Performance may not necessarily reflect the views or holdings on the date this Annual Report is first published or anytime thereafter. The information in the Shareholder Letter and Management’s Discussion of Fund Performance may change, and the ARK ETFs disclaim any obligation to advise shareholders of any such changes. Certain information was obtained from sources that ARK believes to be reliable; however, ARK does not guarantee the accuracy or completeness of any information obtained from any third party.
Portfolio holdings will change and should not be considered as investment advice or a recommendation to buy, sell or hold any particular security. Please visit www.ark-funds.com for the most current list of portfolio holdings for the ARK ETFs.
The S&P 500 Index is a widely recognized capitalization-weighted index that measures the performance of the large-capitalization sector of the U.S. stock market. The MSCI World Index represents large and mid-cap equity performance across 23 developed markets. Returns shown for the MSCI World Index are net of foreign withholding taxes applicable to U.S. investors. Securities indexes assume reinvestment of all distributions and interest payments and do not take into account brokerage fees or taxes. Index performance information was furnished by sources deemed reliable and is believed to be accurate, however, no warranty or representation is made as to the accuracy thereof and the information is subject to correction. You cannot invest directly in an index, securities in an ARK ETF will not exactly match those in an index, and performance of an ARK ETF will differ from the performance of an index. Although reinvestment of dividend and interest payments is assumed, no expenses are netted against an index’s returns.

Shareholder Letter
(Unaudited)
Dear Shareholder:
This Semi-Annual Report for the ARK ETF Trust covers the period from August 1, 2019 through January 31, 2020 for each ARK exchange-traded fund (“ETF’ or collectively, “ARK ETFs”). The ARK ETF Trust, as of the period of this report, consists of five actively-managed theme-based ETFs and two index-based ETFs:
ETF	Commencement Date
ARK Genomic Revolution ETF	10/31/14
ARK Autonomous Technology & Robotics ETF	9/30/14
ARK Innovation ETF	10/31/14
ARK Next Generation Internet ETF	9/30/14
ARK Fintech Innovation ETF	2/4/19
The 3D Printing ETF	7/19/16
The ARK Israel Innovative Technology ETF	12/5/17
ARK Investment Management LLC (“ARK”), the investment adviser to the ARK ETFs, specializes in thematic investing in disruptive innovation. The ARK ETFs include portfolio companies that we believe are leading and benefiting from cross-sector innovations centered around artificial intelligence (AI), energy storage, robotics, DNA sequencing, and blockchain technology.
We believe that AI learning systems will transform not only retail, media and telecom, as did the Internet, but all sectors in the economy, even those impervious to disruption, notably health care and financial services. Declining battery costs should cause an explosion in mobile form factors. These innovations should increase the demand for electrical energy, displacing fossil fuels and reducing not only the vulnerability of grids but also operating expenses and the capital intensity of transmission and distribution. Advances in software and sensors should enable robots to operate alongside humans in all sorts of environments. If their unit costs decline by more than 50% while their capabilities increase, as we anticipate will be the case, robots should transform every business that depends upon physical processes and workflows. As the cost to sequence a whole human genome falls precipitously, DNA sequencing, a test once limited to the research lab, should see widespread clinical adoption and a hundred-fold increase in volumes, transforming health care entirely. With blockchain technology, we believe that more of everything in the world will become money-like: fungible, liquid, and quantified. Every corporation and consumer will have to adapt, calling into question the very structure of a corporation.
As of this writing, we are facing the global economic consequences of a virus named “SARS-CoV-2” and the disease it causes, “coronavirus disease 2019”, abbreviated as “COVID-19”. While these are difficult times, we remain committed to helping our employees and clients stay safe and productive, while making sense of the markets. For our employees, we quickly enacted a pandemic plan, suspending all travel and instituting a work remotely policy. I am proud of how seamlessly our business transitioned, and we are confident in its health and wellbeing. For our clients, we believe that now, more than ever, trusted communication is key. While ARK always seeks to foster an open, transparent, and collaborative exchange of insights, we increased our client communication during this volatile period, tailoring content specifically to address concerns about the coronavirus, market volatility, government policy, and the role that innovation plays during tumultuous times. We remain committed to helping our clients navigate through this period of exceptional uncertainty.
We believe that the turbulence caused by the coronavirus is giving innovation another opportunity to break through the traditional world order. As is typical during periods of turbulence and fear, consumers and businesses are willing to think differently and change their behavior. As both look for cheaper, more productive, or more creative ways to satisfy their needs, we believe that disruptive innovation will take root and gain significant market share.
According to our estimates, the five innovation platforms should generate more than $50 trillion in business value and wealth creation over the next 10-15 years. Today, we believe these platforms account for less than $6 trillion in global equity market capitalization, giving investors an opportunity to capitalize on long term growth opportunities.
On the following pages, you will find information relating to your ARK ETF investment. If you have any questions, I encourage you to contact your financial advisor or ARK directly. You also can find additional information, including our daily portfolio holdings, on the ARK ETF website located at: www.ark-funds.com.
We appreciate the opportunity to help you meet your investment goals and thank you for investing with us to capture the pace of innovation.
Sincerely,
Catherine D. Wood
Chief Investment Officer and Chief Executive Officer
ARK Investment Management LLC

Shareholder Expense Examples
(Unaudited)
As a shareholder of an ARK ETF (each, a “Fund” and collectively, “Funds”) you incur two types of costs: (1) transaction costs for purchasing and selling shares; and (2) ongoing costs, including management fees and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars and cents) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.
The examples below are based on an investment of  $1,000 invested at the beginning of the six-month period and held for the entire period (August 1, 2019 through January 31, 2020).
Actual Expenses
The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second line under each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing Fund costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning Account Value 8/1/2019	Ending Account Value 1/31/2020	Annualized Expense Ratios for the Period	Expenses Paid During the Period(a)
ARK Genomic Revolution ETF
Actual	$1,000.00	$977.83	0.75%	$3.73
Hypothetical (5% return before expenses)	$1,000.00	$1,021.37	0.75%	$3.81
ARK Autonomous Technology & Robotics ETF
Actual	$1,000.00	$1,167.04	0.75%	$4.09
Hypothetical (5% return before expenses)	$1,000.00	$1,021.37	0.75%	$3.81
ARK Innovation ETF
Actual	$1,000.00	$1,074.16	0.75%	$3.91
Hypothetical (5% return before expenses)	$1,000.00	$1,021.37	0.75%	$3.81
ARK Next Generation Internet ETF
Actual	$1,000.00	$1,207.02	0.75%	$4.16
Hypothetical (5% return before expenses)	$1,000.00	$1,021.37	0.75%	$3.81
ARK Fintech Innovation ETF
Actual	$1,000.00	$1,120.45	0.75%	$4.00
Hypothetical (5% return before expenses)	$1,000.00	$1,021.37	0.75%	$3.81
The 3D Printing ETF
Actual	$1,000.00	$1,011.98	0.66%	$3.34
Hypothetical (5% return before expenses)	$1,000.00	$1,021.82	0.66%	$3.35
The ARK Israel Innovative Technology ETF
Actual	$1,000.00	$1,131.99	0.49%	$2.63
Hypothetical (5% return before expenses)	$1,000.00	$1,022.67	0.49%	$2.49
(a)
Expenses are equal to each Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (the number of days in the period, then divided by 366.)

Sector Diversification (as a percentage of total investments)
January 31, 2020

ARK Genomic Revolution ETF (ARKG)

■	Health Care	99.5%
■	Information Technology	0.4
■	Money Market Fund	0.1
		100.0
ARK Autonomous Technology
& Robotics ETF (ARKQ)

■	Information Technology	48.1%
■	Consumer Discretionary	24.7
■	Industrials	16.5
■	Communication Services	8.7
■	Health Care	1.4
■	Money Market Fund	0.6
		100.0
ARK Innovation ETF (ARKK)

■	Health Care	34.7%
■	Information Technology	31.5
■	Communication Services	15.1
■	Consumer Discretionary	11.4
■	Financials	4.0
■	Industrials	3.2
■	Money Market Fund	0.1
		100.0
ARK Next Generation
Internet ETF (ARKW)

■	Information Technology	41.0%
■	Communication Services	27.4
■	Consumer Discretionary	20.4
■	Financials	6.0
■	Health Care	5.1
■	Money Market Fund	0.1
		100.0

ARK Fintech Innovation ETF (ARKF)

■	Information Technology	42.9%
■	Communication Services	19.3
■	Financials	18.2
■	Consumer Discretionary	17.2
■	Industrials	2.2
■	Money Market Fund	0.2
		100.0
The 3D Printing ETF (PRNT)

■	Information Technology	64.6%
■	Industrials	24.4
■	Health Care	8.7
■	Materials	1.9
■	Money Market Fund	0.3
■	Consumer Staples	0.1
		100.0

Sector Diversification (as a percentage of total investments) (concluded)
January 31, 2020
The ARK Israel Innovative
Technology ETF (IZRL)

■	Information Technology	49.6%
■	Health Care	23.1
■	Communication Services	11.2
■	Industrials	10.6
■	Consumer Discretionary	5.3
■	Money Market Fund	0.2
		100.0

Schedule of Investments
ARK Genomic Revolution ETF
January 31, 2020 (Unaudited)
Investments	Shares	Value
COMMON STOCKS – 100.0%
Biotechnology – 67.9%
AquaBounty Technologies, Inc.*	410,875	$838,185
Arcturus Therapeutics Holdings, Inc.*†	1,389,097	14,307,699
Bellicum Pharmaceuticals, Inc.*	462	564
CareDx, Inc.*	618,286	14,937,790
Castle Biosciences, Inc.*	208,138	6,418,976
Cellectis SA (France)*(a)	1,187,521	18,370,950
Cellular Biomedicine Group, Inc.*	416,125	7,094,931
CRISPR Therapeutics AG (Switzerland)*	806,920	41,919,494
Editas Medicine, Inc.*	939,773	24,838,200
Evogene Ltd. (Israel)*	229,554	362,695
Fate Therapeutics, Inc.*	464,085	11,769,196
Incyte Corp.*	183,100	13,379,117
Inovio Pharmaceuticals, Inc.*	4,005,998	18,147,171
Intellia Therapeutics, Inc.*	2,133,007	25,404,113
Intrexon Corp.*	428,912	1,994,441
Invitae Corp.*	2,333,811	43,525,575
Ionis Pharmaceuticals, Inc.*	205,380	11,977,762
Iovance Biotherapeutics, Inc.*	788,957	17,151,925
Organovo Holdings, Inc.*	5,857,089	1,853,183
Pluristem Therapeutics, Inc.*	591,725	2,195,300
Regeneron Pharmaceuticals, Inc.*	89	30,077
Rubius Therapeutics, Inc.*	512,798	3,999,824
Seres Therapeutics, Inc.*	1,865,142	6,080,363
Syros Pharmaceuticals, Inc.*	1,656,522	11,695,045
Twist Bioscience Corp.*	440,097	10,932,009
Veracyte, Inc.*	659,212	17,304,315
Total Biotechnology		326,528,900
Health Care Equipment & Supplies – 2.1%
Cerus Corp.*	2,550,210	10,226,342
Investments	Shares	Value
Health Care Providers & Services – 2.4%
Guardant Health, Inc.*	153,369	$11,662,179
Health Care Technology – 4.1%
Teladoc Health, Inc.*	194,837	19,816,871
Life Sciences Tools & Services – 23.1%
Codexis, Inc.*	654,077	10,255,928
Compugen Ltd. (Israel)*†	3,339,600	24,045,120
Illumina, Inc.*	163,005	47,282,860
NanoString Technologies, Inc.*	537,712	14,609,635
Pacific Biosciences of California, Inc.*	1,524,964	7,121,582
Personalis, Inc.*	712,066	7,775,761
Total Life Sciences Tools & Services		111,090,886
Technology Hardware, Storage & Peripherals – 0.4%
Pure Storage, Inc., Class A*	114,979	2,046,626
Total Common Stocks (Cost $458,044,288)		481,371,804
MONEY MARKET FUND – 0.1%
Morgan Stanley Institutional Liquidity Fund – Government Portfolio, 1.48%(b) (Cost $669,847)	669,847	669,847
Total Investments – 100.1% (Cost $458,714,135)		482,041,651
Liabilities in Excess of Other Assets – (0.1)%		(656,584)
Net Assets – 100.0%		$481,385,067

Affiliated Issuer Transactions
A summary of the Fund’s transactions with affiliated issuers during the period ended January 31, 2020 is as follows:
Value ($) at 7/31/2019	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Dividend Income ($)	Capital Gain Distributions ($)	Number of Shares at 1/31/2020	Value ($) at 1/31/2020
Common Stocks – 8.0%
Biotechnology – 3.0%
Arcturus Therapeutics Holdings, Inc.†
13,607,577	5,626,639	(1,117,208)	383,780	(4,193,089)	—	—	1,389,097	14,307,699
Life Sciences Tools & Services – 5.0%
Compugen Ltd.†
9,974,321	2,556,777	(980,495)	335,403	12,159,114	—	—	3,339,600	24,045,120
23,581,898	8,183,416	(2,097,703)	719,183	7,966,025	—	—	4,728,697	38,352,819
*
Non-income producing security

†
Affiliated security

(a)
American Depositary Receipt

(b)
Rate shown represents annualized 7-day yield as of January 31, 2020.

See accompanying Notes to Financial Statements.

Schedule of Investments (continued)
ARK Genomic Revolution ETF
January 31, 2020 (Unaudited)
Fair Value Measurement
The Fund discloses the fair value of its investments in a hierarchy that distinguishes between: (i) market participant assumptions developed based on market data obtained from sources independent of the Fund (observable inputs) and (ii) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:
•
Level 1 – Quoted prices in active markets for identical assets.

•
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•
Level 3 – Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the valuations as of January 31, 2020, based upon the three levels defined above:
ARK Genomic Revolution ETF	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$481,371,804	$—	$—	$481,371,804
Money Market Fund	669,847	—	—	669,847
Total	$482,041,651	$—	$—	$482,041,651
*
Please refer to the Schedule of Investments to view securities segregated by industry type.

See accompanying Notes to Financial Statements.

Schedule of Investments
ARK Autonomous Technology & Robotics ETF
January 31, 2020 (Unaudited)
Investments	Shares	Value
COMMON STOCKS – 99.9%
Aerospace & Defense – 7.0%
AeroVironment, Inc.*	100,886	$6,720,016
Elbit Systems Ltd. (Israel)	14,093	2,147,069
Kratos Defense & Security Solutions, Inc.*	189,399	3,473,578
Total Aerospace & Defense		12,340,663
Auto Components – 3.8%
Aptiv PLC	80,132	6,794,392
Automobiles – 14.5%
General Motors Co.	40,993	1,368,756
Tesla, Inc.*	37,316	24,276,670
Total Automobiles		25,645,426
Biotechnology – 0.3%
Organovo Holdings, Inc.*	1,657,904	524,561
Diversified Telecommunication – 2.0%
Iridium Communications, Inc.*	137,498	3,513,074
Electronic Equipment, Instruments & Components – 4.1%
FLIR Systems, Inc.	45,756	2,358,264
Trimble, Inc.*	115,105	4,894,265
Total Electronic Equipment, Instruments & Components		7,252,529
Health Care Equipment & Supplies – 1.1%
Intuitive Surgical, Inc.*	3,607	2,019,126
Interactive Media & Services – 6.7%
Alphabet, Inc., Class C*	2,039	2,924,395
Baidu, Inc. (China)*(a)	47,075	5,816,587
Tencent Holdings Ltd. (China)(a)	67,013	3,210,593
Total Interactive Media & Services		11,951,575
Internet & Direct Marketing Retail – 6.5%
Amazon.com, Inc.*	2,178	4,374,992
JD.com, Inc. (China)*(a)	145,994	5,502,514
Rakuten, Inc. (Japan)(a)	211,427	1,647,016
Total Internet & Direct Marketing Retail		11,524,522
Machinery – 9.7%
Deere & Co.	10,763	1,706,797
ExOne Co. (The)*	441,201	3,083,995
Komatsu Ltd. (Japan)(a)	102,045	2,257,235
Proto Labs, Inc.*	97,884	10,130,994
Total Machinery		17,179,021
Investments	Shares	Value
Semiconductors & Semiconductor Equipment – 16.0%
NVIDIA Corp.	33,560	$7,934,591
NXP Semiconductors NV (Netherlands)	33,972	4,309,688
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)(a)	42,791	2,308,146
Teradyne, Inc.	74,446	4,912,692
Xilinx, Inc.	105,964	8,951,839
Total Semiconductors & Semiconductor Equipment		28,416,956
Software – 18.7%
2U, Inc.*	310,290	6,146,845
ANSYS, Inc.*	9,387	2,575,136
Autodesk, Inc.*	29,108	5,729,910
Cornerstone OnDemand, Inc.*	30,206	1,776,113
Materialise NV (Belgium)*(a)	512,580	9,318,704
Splunk, Inc.*	37,713	5,855,320
Synopsys, Inc.*	12,142	1,791,066
Total Software		33,193,094
Technology Hardware, Storage & Peripherals – 9.5%
Apple, Inc.	12,291	3,804,187
Nano Dimension Ltd. (Israel)*(a)	71,828	160,895
Stratasys Ltd.*	712,128	12,804,062
Total Technology Hardware, Storage & Peripherals		16,769,144
Total Common Stocks (Cost $157,530,983)		177,124,083
MONEY MARKET FUND – 0.6%
Morgan Stanley Institutional Liquidity Fund – Government Portfolio, 1.48%(b) (Cost $1,126,620)	1,126,620	1,126,620
Total Investments – 100.5% (Cost $158,657,603)		178,250,703
Liabilities in Excess of Other Assets – (0.5)%		(822,484)
Net Assets – 100.0%		$177,428,219
*
Non-income producing security

(a)
American Depositary Receipt

(b)
Rate shown represents annualized 7-day yield as of January 31, 2020.

See accompanying Notes to Financial Statements.

Schedule of Investments (continued)
ARK Autonomous Technology & Robotics ETF
January 31, 2020 (Unaudited)
Fair Value Measurement
The Fund discloses the fair value of its investments in a hierarchy that distinguishes between: (i) market participant assumptions developed based on market data obtained from sources independent of the Fund (observable inputs) and (ii) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:
•
Level  1 – Quoted prices in active markets for identical assets.

•
Level  2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•
Level  3 – Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the valuations as of January 31, 2020, based upon the three levels defined above:
ARK Autonomous Technology & Robotics ETF	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$177,124,083	$—	$—	$177,124,083
Money Market Fund	1,126,620	—	—	1,126,620
Total	$178,250,703	$—	$—	$178,250,703
*
Please refer to the Schedule of Investments to view securities segregated by industry type.

See accompanying Notes to Financial Statements.

Schedule of Investments
ARK Innovation ETF
January 31, 2020 (Unaudited)
Investments	Shares	Value
COMMON STOCKS – 99.8%
Aerospace & Defense – 0.1%
AeroVironment, Inc.*	19,531	$1,300,960
Automobiles – 10.2%
Tesla, Inc.*	312,541	203,329,798
Biotechnology – 20.3%
CRISPR Therapeutics AG (Switzerland)*	1,674,416	86,985,911
Editas Medicine, Inc.*	2,473,842	65,383,644
Intellia Therapeutics, Inc.*†	5,136,704	61,178,145
Invitae Corp.*†	6,042,795	112,698,127
Organovo Holdings, Inc.*†	12,373,500	3,914,975
Seres Therapeutics, Inc.*†	4,216,396	13,745,451
Syros Pharmaceuticals, Inc.*†	2,785,150	19,663,159
Veracyte, Inc.*	1,578,062	41,424,128
Total Biotechnology		404,993,540
Consumer Finance – 1.5%
LendingClub Corp.*	2,518,647	29,518,543
Diversified Telecommunication – 0.0%(a)
Iridium Communications, Inc.*	13,555	346,330
Entertainment – 5.3%
Netflix, Inc.*	120,673	41,643,046
Roku, Inc.*	528,115	63,875,509
Total Entertainment		105,518,555
Health Care Equipment & Supplies – 1.3%
Cerus Corp.*	6,382,199	25,592,618
Health Care Technology – 1.2%
Teladoc Health, Inc.*	224,256	22,809,078
Interactive Media & Services – 9.8%
Eventbrite, Inc., Class A*	978,904	20,703,820
Pinterest, Inc., Class A*	1,121,472	24,706,028
Tencent Holdings Ltd. (China)(b)	898,583	43,051,111
Twitter, Inc.*	1,468,068	47,682,849
Zillow Group, Inc., Class C*	1,292,098	59,707,848
Total Interactive Media & Services		195,851,656
Internet & Direct Marketing Retail – 1.2%
MercadoLibre, Inc. (Argentina)*	36,380	24,119,940
IT Services – 8.5%
PayPal Holdings, Inc.*	88,405	10,068,445
Square, Inc., Class A*	2,142,079	159,991,881
Total IT Services		170,060,326
Investments	Shares	Value
Life Sciences Tools & Services – 11.8%
Compugen Ltd. (Israel)*†	5,453,979	$39,268,649
Illumina, Inc.*	469,789	136,271,695
NanoString Technologies, Inc.*†	2,181,151	59,261,873
Total Life Sciences Tools & Services		234,802,217
Machinery – 3.1%
ExOne Co. (The)*†	1,295,080	9,052,609
Proto Labs, Inc.*	495,097	51,242,539
Total Machinery		60,295,148
Semiconductors & Semiconductor Equipment – 4.8%
NVIDIA Corp.	87,257	20,630,172
Teradyne, Inc.	315,428	20,815,094
Xilinx, Inc.	642,058	54,241,060
Total Semiconductors & Semiconductor Equipment		95,686,326
Software – 12.7%
2U, Inc.*†	3,453,424	68,412,329
Autodesk, Inc.*	113,027	22,249,365
Materialise NV (Belgium)*(b)	2,044,946	37,177,118
salesforce.com, Inc.*	244,420	44,560,210
Splunk, Inc.*	301,862	46,867,094
Trade Desk, Inc. (The), Class A*	126,060	33,932,831
Total Software		253,198,947
Technology Hardware, Storage & Peripherals – 5.5%
Pure Storage, Inc., Class A*	546,616	9,729,765
Stratasys Ltd.*†	5,568,906	100,128,930
Total Technology Hardware, Storage & Peripherals		109,858,695
Thrifts & Mortgage Finance – 2.5%
LendingTree, Inc.*	162,288	50,504,026
Total Common Stocks
(Cost $1,723,483,292)		1,987,786,703
MONEY MARKET FUND – 0.1%
Morgan Stanley Institutional Liquidity Fund – Government Portfolio, 1.48%(c)
(Cost $2,315,118)	2,315,118	2,315,118
Total Investments – 99.9%
(Cost $1,725,798,410)		1,990,101,821
Other Assets in Excess of Liabilities – 0.1%		2,416,365
Net Assets – 100.0%		$1,992,518,186

See accompanying Notes to Financial Statements.

Schedule of Investments (continued)
ARK Innovation ETF
January 31, 2020 (Unaudited)
Affiliated Issuer Transactions
A summary of the Fund’s transactions with affiliated issuers during the period ended January 31, 2020 is as follows:
Value ($) at 7/31/2019	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Dividend Income ($)	Capital Gain Distributions ($)	Number of Shares at 1/31/2020	Value ($) at 1/31/2020
Common Stocks – 24.5%
Biotechnology – 10.6%
Intellia Therapeutics, Inc.†
86,891,910	9,038,233	(3,546,045)	(364,112)	(30,841,841)	—	—	5,136,704	61,178,145
Invitae Corp.†
118,723,411	42,373,455	(18,004,272)	10,241,346	(40,635,813)	—	—	6,042,795	112,698,127
Organovo Holdings, Inc.†
4,755,267	547,253	(179,929)	16,776	(1,224,392)	—	—	12,373,500	3,914,975
Seres Therapeutics, Inc.†
10,703,415	1,688,094	(646,080)	227,152	1,772,870	—	—	4,216,396	13,745,451
Syros Pharmaceuticals, Inc.†
16,900,088	4,810,877	(985,539)	313,684	(1,375,951)	—	—	2,785,150	19,663,159
Life Sciences Tools & Services – 5.0%
Compugen Ltd.†
16,670,130	3,280,473	(1,641,920)	445,686	20,514,280	—	—	5,453,979	39,268,649
NanoString Technologies, Inc.†
82,761,229	7,521,064	(14,122,838)	440,530	(17,338,112)	—	—	2,181,151	59,261,873
Machinery – 0.5%
ExOne (The) Co.†
9,585,719	1,105,465	(445,360)	42,987	(1,236,202)	—	—	1,295,080	9,052,609
Software – 3.4%
2U, Inc.†
32,558,400	20,153,354	(5,013,290)	(4,728,010)	25,441,875	—	—	3,453,424	68,412,329
Technology Hardware, Storage & Peripherals – 5.0%
Stratasys Ltd.†
128,171,117	25,642,545	(4,912,145)	540,377	(49,312,964)	—	—	5,568,906	100,128,930
507,720,686	116,160,813	(49,497,418)	7,176,416	(94,236,250)	—	—	48,507,085	487,324,247
*
Non-income producing security

†
Affiliated security

(a)
Less than 0.05%

(b)
American Depositary Receipt

(c)
Rate shown represents annualized 7-day yield as of January 31, 2020.

Fair Value Measurement
The Fund discloses the fair value of its investments in a hierarchy that distinguishes between: (i) market participant assumptions developed based on market data obtained from sources independent of the Fund (observable inputs) and (ii) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:
•
Level  1 – Quoted prices in active markets for identical assets.

•
Level  2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•
Level  3 – Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the valuations as of January 31, 2020, based upon the three levels defined above:
ARK Innovation ETF	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$1,987,786,703	$—	$—	$1,987,786,703
Money Market Fund	2,315,118	—	—	2,315,118
Total	$1,990,101,821	$—	$—	$1,990,101,821
*
Please refer to the Schedule of Investments to view securities segregated by industry type.

See accompanying Notes to Financial Statements.

Schedule of Investments
ARK Next Generation Internet ETF
January 31, 2020 (Unaudited)
Investments	Shares	Value
COMMON STOCKS – 98.1%
Automobiles – 10.8%
Tesla, Inc.*	75,554	$49,153,166
Biotechnology – 2.5%
Veracyte, Inc.*	431,189	11,318,711
Consumer Finance – 2.2%
LendingClub Corp.*	843,276	9,883,195
Entertainment – 10.9%
HUYA, Inc. (China)*(a)	229,618	4,105,570
Netflix, Inc.*	44,347	15,303,706
Roku, Inc.*	157,005	18,989,755
Sea Ltd. (Taiwan)*(a)	122,695	5,550,722
Spotify Technology SA*	41,534	5,868,754
Total Entertainment		49,818,507
Health Care Technology – 2.6%
Teladoc Health, Inc.*	116,692	11,868,743
Interactive Media & Services – 16.6%
Baidu, Inc. (China)*(a)	33,737	4,168,544
Eventbrite, Inc., Class A*	357,098	7,552,623
Pinterest, Inc., Class A*	604,669	13,320,858
Snap, Inc., Class A*	346,537	6,369,350
Tencent Holdings Ltd. (China)(a)	330,953	15,855,958
Twitter, Inc.*	556,849	18,086,455
Zillow Group, Inc., Class C*	215,418	9,954,466
Total Interactive Media & Services		75,308,254
Internet & Direct Marketing Retail – 9.6%
Alibaba Group Holding Ltd. (China)*(a)	66,024	13,639,898
Amazon.com, Inc.*	4,495	9,029,197
MercadoLibre, Inc. (Argentina)*	18,881	12,518,103
Pinduoduo, Inc. (China)*(a)	236,110	8,315,794
Total Internet & Direct Marketing Retail		43,502,992
IT Services – 14.3%
PayPal Holdings, Inc.*	78,085	8,893,101
Shopify, Inc., Class A (Canada)*	11,044	5,142,749
Square, Inc., Class A*	509,196	38,031,849
Twilio, Inc., Class A*	105,029	13,059,306
Total IT Services		65,127,005
Investments	Shares	Value
Semiconductors & Semiconductor Equipment – 5.9%
Advanced Micro Devices, Inc.*	97,771	$4,595,237
NVIDIA Corp.	35,239	8,331,557
Xilinx, Inc.	163,825	13,839,936
Total Semiconductors & Semiconductor Equipment		26,766,730
Software – 19.7%
2U, Inc.*	521,672	10,334,322
Adobe, Inc.*	19,296	6,775,597
Alteryx, Inc., Class A*	46,161	6,438,075
Atlassian Corp. PLC, Class A*	35,730	5,252,310
Cloudera, Inc.*	436,374	4,490,288
HubSpot, Inc.*	47,925	8,671,549
salesforce.com, Inc.*	56,873	10,368,517
Splunk, Inc.*	92,769	14,403,315
Synopsys, Inc.*	29,780	4,392,848
Trade Desk, Inc. (The), Class A*	30,103	8,103,125
Workday, Inc., Class A*	25,120	4,637,906
Zscaler, Inc.*	101,629	5,700,371
Total Software		89,568,223
Technology Hardware, Storage & Peripherals – 1.1%
Pure Storage, Inc., Class A*	288,245	5,130,761
Thrifts & Mortgage Finance – 1.9%
LendingTree, Inc.*	27,380	8,520,656
Total Common Stocks
(Cost $381,114,774)		445,966,943
UNIT TRUST – 1.9%
Financials – 1.9%
Grayscale Bitcoin Trust BTC* (Cost $7,248,997)	777,737	8,477,333
MONEY MARKET FUND – 0.1%
Morgan Stanley Institutional Liquidity Fund – Government Portfolio, 1.48%(b) (Cost $657,220)	657,220	657,220
Total Investments – 100.1%
(Cost $389,020,991)		455,101,496
Liabilities in Excess of Other Assets – (0.1)%		(364,716)
Net Assets – 100.0%		$454,736,780
*
Non-income producing security

(a)
American Depositary Receipt

(b)
Rate shown represents annualized 7-day yield as of January 31, 2020.

See accompanying Notes to Financial Statements.

Schedule of Investments (continued)
ARK Next Generation Internet ETF
January 31, 2020 (Unaudited)
Fair Value Measurement
The Fund discloses the fair value of its investments in a hierarchy that distinguishes between: (i) market participant assumptions developed based on market data obtained from sources independent of the Fund (observable inputs) and (ii) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:
•
Level 1 – Quoted prices in active markets for identical assets.

•
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•
Level 3 – Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the valuations as of January 31, 2020, based upon the three levels defined above:
ARK Next Generation Internet ETF	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$445,966,943	$—	$—	$445,966,943
Unit Trust*	8,477,333	—	—	8,477,333
Money Market Fund	657,220	—	—	657,220
Total	$455,101,496	$—	$—	$455,101,496
*
Please refer to the Schedule of Investments to view securities segregated by industry type.

See accompanying Notes to Financial Statements.

Schedule of Investments
ARK Fintech Innovation ETF
January 31, 2020 (Unaudited)
Investments	Shares	Value
COMMON STOCKS – 99.7%
Banks – 2.1%
HDFC Bank Ltd. (India)(a)	28,786	$1,648,862
Silvergate Capital Corp., Class A*	20,155	318,046
Total Banks		1,966,908
Capital Markets – 7.1%
Charles Schwab Corp. (The)	18,805	856,568
Interactive Brokers Group, Inc., Class A	15,025	706,175
Intercontinental Exchange, Inc.	26,337	2,626,852
SBI Holdings, Inc. (Japan)	103,800	2,469,627
Total Capital Markets		6,659,222
Consumer Finance – 2.7%
LendingClub Corp.*	128,933	1,511,095
Zip Co. Ltd. (Australia)*	374,739	1,013,432
Total Consumer Finance		2,524,527
Entertainment – 0.6%
Sea Ltd. (Taiwan)*(a)	11,599	524,739
Insurance – 2.8%
Discovery Ltd. (South Africa)	110,746	863,182
ZhongAn Online P&C Insurance Co. Ltd., Class H (China)*(b)	540,200	1,766,678
Total Insurance		2,629,860
Interactive Media & Services – 18.7%
Baidu, Inc. (China)*(a)	11,064	1,367,068
Eventbrite, Inc., Class A*	82,705	1,749,211
Facebook, Inc., Class A*	4,393	886,991
Pinterest, Inc., Class A*	108,214	2,383,954
Snap, Inc., Class A*	63,866	1,173,857
Tencent Holdings Ltd. (China)(a)	99,800	4,781,418
Z Holdings Corp. (Japan)	513,493	2,075,676
Zillow Group, Inc., Class C*	66,523	3,074,028
Total Interactive Media & Services		17,492,203
Internet & Direct Marketing Retail – 17.2%
Alibaba Group Holding Ltd. (China)*(a)	17,893	3,696,515
Amazon.com, Inc.*	1,552	3,117,533
Meituan Dianping, Class B (China)*	206,727	2,643,112
MercadoLibre, Inc. (Argentina)*	5,506	3,650,478
Pinduoduo, Inc. (China)*(a)	56,729	1,997,995
Rakuten, Inc. (Japan)	121,205	957,515
Total Internet & Direct Marketing Retail		16,063,148
IT Services – 23.1%
Adyen NV (Netherlands)*(b)	2,443	2,251,526
PayPal Holdings, Inc.*	32,655	3,719,078
Shopify, Inc., Class A (Canada)*	5,228	2,434,470
Square, Inc., Class A*	129,413	9,665,857
Twilio, Inc., Class A*	17,001	2,113,904
Wirecard AG (Germany)	9,798	1,447,418
Total IT Services		21,632,253
Investments	Shares	Value
Professional Services – 2.2%
TransUnion	11,433	$1,048,406
Verisk Analytics, Inc.	5,963	968,809
Total Professional Services		2,017,215
Semiconductors & Semiconductor Equipment – 3.0%
NVIDIA Corp.	6,782	1,603,468
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)(a)	23,219	1,252,433
Total Semiconductors & Semiconductor Equipment		2,855,901
Software – 11.5%
DocuSign, Inc.*	11,691	917,860
Guidewire Software, Inc.*	14,821	1,667,363
Intuit, Inc.	6,149	1,724,057
salesforce.com, Inc.*	14,659	2,672,482
Splunk, Inc.*	17,782	2,760,833
Workday, Inc., Class A*	5,619	1,037,436
Total Software		10,780,031
Technology Hardware, Storage & Peripherals – 5.2%
Apple, Inc.	15,620	4,834,546
Thrifts & Mortgage Finance – 3.5%
LendingTree, Inc.*	10,444	3,250,173
Total Common Stocks
(Cost $80,075,466)		93,230,726
MONEY MARKET FUND – 0.2%
Morgan Stanley Institutional Liquidity Fund – Government Portfolio, 1.48% (c)
(Cost $190,295)	190,295	190,295
Total Investments – 99.9% (Cost $80,265,761)		93,421,021
Other Assets in Excess of Liabilities – 0.1%		113,219
Net Assets – 100.0%		$93,534,240
*
Non-income producing security

(a)
American Depositary Receipt

(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(c)
Rate shown represents annualized 7-day yield as of January 31, 2020.

See accompanying Notes to Financial Statements.

Schedule of Investments (continued)
ARK Fintech Innovation ETF
January 31, 2020 (Unaudited)
Fair Value Measurement
The Fund discloses the fair value of its investments in a hierarchy that distinguishes between: (i) market participant assumptions developed based on market data obtained from sources independent of the Fund (observable inputs) and (ii) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:
•
Level  1 – Quoted prices in active markets for identical assets.

•
Level  2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•
Level  3 – Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the valuations as of January 31, 2020, based upon the three levels defined above:
ARK Fintech Innovation ETF	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$93,230,726	$—	$—	$93,230,726
Money Market Fund	190,295	—	—	190,295
Total	$93,421,021	$—	$—	$93,421,021
*
Please refer to the Schedule of Investments to view securities segregated by industry type.

See accompanying Notes to Financial Statements.

Schedule of Investments
The 3D Printing ETF
January 31, 2020 (Unaudited)
Investments	Shares	Value
COMMON STOCKS – 99.5%
Aerospace & Defense – 2.9%
Aerojet Rocketdyne Holdings, Inc.*	5,693	$296,434
Arconic, Inc.	9,850	295,007
Hexcel Corp.	512	38,001
Moog, Inc., Class A	3,224	288,903
Total Aerospace & Defense		918,345
Air Freight & Logistics – 0.8%
United Parcel Service, Inc., Class B	2,586	267,703
Chemicals – 0.8%
Arkema SA (France)	408	37,566
DuPont de Nemours, Inc.	648	33,164
Eastman Chemical Co.	512	36,490
Evonik Industries AG (Germany)	1,430	39,284
Koninklijke DSM NV (Netherlands)	329	40,246
PolyOne Corp.	1,171	38,854
Toray Industries, Inc. (Japan)	5,808	38,872
Total Chemicals		264,476
Electrical Equipment – 1.3%
AMETEK, Inc.	4,084	396,761
SGL Carbon SE (Germany)*	7,817	34,955
Total Electrical Equipment		431,716
Electronic Equipment, Instruments & Components – 12.3%
FARO Technologies, Inc.*	7,462	385,487
Hexagon AB, Class B (Sweden)	7,347	400,819
Renishaw PLC (United Kingdom)	34,609	1,817,077
Trimble, Inc.*	32,133	1,366,295
Total Electronic Equipment, Instruments & Components		3,969,678
Health Care Equipment & Supplies – 8.7%
Align Technology, Inc.*	1,484	381,536
Medtronic PLC	2,544	293,679
NuVasive, Inc.*	3,907	301,308
Straumann Holding AG (Switzerland)	1,606	1,533,970
Stryker Corp.	1,415	298,141
Total Health Care Equipment & Supplies		2,808,634
Industrial Conglomerates – 2.1%
3M Co.	232	36,809
General Electric Co.	26,189	326,053
Siemens AG (Germany)*	2,399	297,032
Total Industrial Conglomerates		659,894
Machinery – 16.3%
ExOne Co. (The)*	235,799	1,648,235
Lincoln Electric Holdings, Inc.	3,141	280,114
OC Oerlikon Corp. AG (Switzerland)	26,791	286,212
Proto Labs, Inc.*	15,246	1,577,961
Sandvik AB (Sweden)	2,212	40,474
SLM Solutions Group AG (Germany)*	108,313	1,441,499
Total Machinery		5,274,495
Investments	Shares	Value
Metals & Mining – 1.1%
Allegheny Technologies, Inc.*	2,130	$36,742
Carpenter Technology Corp.	844	33,541
Kaiser Aluminum Corp.	2,887	289,133
Total Metals & Mining		359,416
Professional Services – 0.9%
Bertrandt AG (Germany)	5,157	298,552
Semiconductors & Semiconductor Equipment – 0.9%
Ultra Clean Holdings, Inc.*	12,354	284,266
Software – 31.5%
Altair Engineering, Inc., Class A*	36,416	1,345,571
ANSYS, Inc.*	5,256	1,441,879
Autodesk, Inc.*	7,322	1,441,336
Dassault Systemes (France)	8,237	1,431,497
Materialise NV (Belgium)*(a)	87,543	1,591,532
Microsoft Corp.	8,527	1,451,551
PTC, Inc.*	17,786	1,478,372
Total Software		10,181,738
Technology Hardware, Storage & Peripherals – 19.9%
3D Systems Corp.*	145,604	1,585,628
Eastman Kodak Co.*	11,467	39,102
HP, Inc.	76,567	1,632,408
MGI Digital Graphic Technology (France)*	29,116	1,746,954
Stratasys Ltd.*	76,641	1,378,005
Xerox Holdings Corp.	1,162	41,332
Total Technology Hardware, Storage & Peripherals		6,423,429
Total Common Stocks (Cost $28,699,885)		32,142,342
PREFERRED STOCK – 0.1%
Household Products – 0.1%
Henkel AG & Co. KGaA (Germany) (Cost $48,681)	386	39,359
MONEY MARKET FUND – 0.3%
Morgan Stanley Institutional Liquidity Fund – Government Portfolio, 1.48%(b) (Cost $106,203)	106,203	106,203
Total Investments – 99.9% (Cost $28,854,769)		32,287,904
Other Assets in Excess of Liabilities – 0.1%		32,655
Net Assets – 100.0%		$32,320,559
*
Non-income producing security

(a)
American Depositary Receipt

(b)
Rate shown represents annualized 7-day yield as of January 31, 2020.

See accompanying Notes to Financial Statements.

Schedule of Investments (continued)
The 3D Printing ETF
January 31, 2020 (Unaudited)
Fair Value Measurement
The Fund discloses the fair value of its investments in a hierarchy that distinguishes between: (i) market participant assumptions developed based on market data obtained from sources independent of the Fund (observable inputs) and (ii) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:
•
Level 1 – Quoted prices in active markets for identical assets.

•
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•
Level 3 – Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the valuations as of January 31, 2020, based upon the three levels defined above:
The 3D Printing ETF	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$32,142,342	$—	$—	$32,142,342
Preferred Stock*	39,359	—	—	39,359
Money Market Fund	106,203	—	—	106,203
Total	$32,287,904	$—	$—	$32,287,904
*
Please refer to the Schedule of Investments to view securities segregated by industry type.

See accompanying Notes to Financial Statements.

Schedule of Investments
The ARK Israel Innovative Technology ETF
January 31, 2020 (Unaudited)
Investments	Shares	Value
COMMON STOCKS – 99.9%
Aerospace & Defense – 7.8%
Bet Shemesh Engines Holdings 1997 Ltd. (Israel)	12,909	$527,089
Elbit Systems Ltd. (Israel)	3,390	520,662
RADA Electronic Industries Ltd. (Israel)*	80,451	470,638
Total Aerospace & Defense		1,518,389
Biotechnology – 4.5%
Galmed Pharmaceuticals Ltd. (Israel)*	81,008	419,622
UroGen Pharma Ltd.*	15,459	454,649
Total Biotechnology		874,271
Communications Equipment – 10.1%
AudioCodes Ltd. (Israel)	19,001	407,382
Ceragon Networks Ltd. (Israel)*	238,637	491,592
Ituran Location and Control Ltd. (Israel)	20,698	527,385
Radware Ltd. (Israel)*	20,611	525,168
Total Communications Equipment		1,951,527
Diversified Telecommunication – 2.9%
Bezeq The Israeli Telecommunication Corp. Ltd. (Israel)*	710,729	551,563
Health Care Equipment & Supplies – 2.7%
Inmode Ltd.*	11,960	518,227
Hotels, Restaurants & Leisure – 2.6%
Fattal Holdings 1998 Ltd. (Israel)	3,365	504,633
Internet & Direct Marketing Retail – 2.7%
Fiverr International Ltd. (Israel)*	20,160	525,974
IT Services – 8.1%
Matrix IT Ltd. (Israel)	24,310	509,687
One Software Technologies Ltd. (Israel)	6,785	528,910
Wix.com Ltd. (Israel)*	3,717	530,379
Total IT Services		1,568,976
Life Sciences Tools & Services – 3.3%
Compugen Ltd. (Israel)*	87,574	630,533
Media – 2.4%
Perion Network Ltd. (Israel)*	60,603	467,249
Pharmaceuticals – 12.6%
Foamix Pharmaceuticals Ltd. (Israel)*	113,704	437,760
Redhill Biopharma Ltd. (Israel)*(a)	88,354	467,393
Sol-Gel Technologies Ltd. (Israel)*	37,750	484,333
Taro Pharmaceutical Industries Ltd.*	6,233	502,816
Teva Pharmaceutical Industries Ltd. (Israel)*(a)	51,683	537,503
Total Pharmaceuticals		2,429,805
Professional Services – 2.8%
Danel Adir Yeoshua Ltd. (Israel)	5,768	543,905
Semiconductors & Semiconductor Equipment – 12.9%
Camtek Ltd. (Israel)	42,284	479,078
Mellanox Technologies Ltd.*	4,433	535,950
Nova Measuring Instruments Ltd. (Israel)*	13,370	508,595
SolarEdge Technologies, Inc.*	5,224	511,220
Tower Semiconductor Ltd. (Israel)*	20,912	463,828
Total Semiconductors & Semiconductor Equipment		2,498,671
Investments	Shares	Value
Software – 16.2%
Allot Ltd. (Israel)*	55,593	$533,137
Check Point Software Technologies Ltd. (Israel)*	4,633	529,598
CyberArk Software Ltd.*	3,800	525,274
Hilan Ltd. (Israel)	12,185	496,821
Nice Ltd. (Israel)*(a)	3,028	521,724
Sapiens International Corp. NV (Israel)	20,813	529,275
Total Software		3,135,829
Technology Hardware, Storage & Peripherals – 2.3%
Stratasys Ltd.*	24,444	439,503
Wireless Telecommunication Services – 6.0%
Cellcom Israel Ltd. (Israel)*	167,828	610,363
Partner Communications Co. Ltd. (Israel)*	125,214	558,797
Total Wireless Telecommunication Services		1,169,160
Total Common Stocks (Cost $17,296,657)		19,328,215
MONEY MARKET FUND – 0.2%
Morgan Stanley Institutional Liquidity Fund – Government Portfolio, 1.48%(b) (Cost $35,053)	35,053	35,053
Total Investments – 100.1% (Cost $17,331,710)		19,363,268
Liabilities in Excess of Other Assets – (0.1)%		(13,030)
Net Assets – 100.0%		$19,350,238
*
Non-income producing security

(a)
American Depositary Receipt

(b)
Rate shown represents annualized 7-day yield as of January 31, 2020.

Country	Value	% of Net Assets
Israel	$15,840,576	81.9%
United States	3,522,692	18.2
Total Investments	19,363,268	100.1
Liabilities in Excess of Other Assets	(13,030)	(0.1)
Net Assets	$19,350,238	100.0%

See accompanying Notes to Financial Statements.

Schedule of Investments (concluded)
The ARK Israel Innovative Technology ETF
January 31, 2020 (Unaudited)
Fair Value Measurement
The Fund discloses the fair value of its investments in a hierarchy that distinguishes between: (i) market participant assumptions developed based on market data obtained from sources independent of the Fund (observable inputs) and (ii) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:
•
Level 1 – Quoted prices in active markets for identical assets.

•
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•
Level 3 – Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the valuations as of January 31, 2020, based upon the three levels defined above:
The ARK Israel Innovative Technology ETF	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$19,328,215	$—	$—	$19,328,215
Money Market Fund	35,053	—	—	35,053
Total	$19,363,268	$—	$—	$19,363,268
*
Please refer to the Schedule of Investments to view securities segregated by industry type.

See accompanying Notes to Financial Statements.

Statements of Assets and Liabilities

January 31, 2020 (Unaudited)
	ARK Genomic Revolution ETF	ARK Autonomous Technology & Robotics ETF	ARK Innovation ETF	ARK Next Generation Internet ETF
ASSETS:
Investments in non-affiliated securities at value (Note 2)	$443,688,832	$178,250,703	$1,502,777,574	$455,101,496
Investments in affiliated securities at value (Note 2)	38,352,819	—	487,324,247	—
Receivables:
Dividends and interest	2,555	9,233	8,984	1,416
Capital shares sold	—	—	7,762,931	—
Investment securities sold	3,243,613	2,873,843	34,390,896	4,697,813
Reclaims	844	9,177	—	—
Total Assets	485,288,663	181,142,956	2,032,264,632	459,800,725
LIABILITIES:
Due to custodian for foreign currency	2,499	—	1,111	—
Payables:
Investment securities purchased	3,586,495	3,599,570	38,490,663	4,771,473
Management fees (Note 3)	314,602	115,167	1,254,672	292,472
Total Liabilities	3,903,596	3,714,737	39,746,446	5,063,945
NET ASSETS	$481,385,067	$177,428,219	$1,992,518,186	$454,736,780
NET ASSETS CONSIST OF:
Paid-in capital	$456,068,704	$156,391,984	$1,710,791,851	$395,096,899
Total distributable earnings	25,316,363	21,036,235	281,726,335	59,639,881
NET ASSETS	$481,385,067	$177,428,219	$1,992,518,186	$454,736,780
Shares outstanding	14,705,000	4,600,000	38,500,000	7,200,000
Net asset value, per share	$32.74	$38.57	$51.75	$63.16
Investments in non-affiliated securities at cost	$433,440,560	$158,657,603	$1,227,502,154	$389,020,991
Investments in affiliated securities at cost	$25,273,575	$—	$498,296,256	$—
See accompanying Notes to Financial Statements.

Statements of Assets and Liabilities (concluded)

January 31, 2020 (Unaudited)
	ARK Fintech Innovation ETF	The 3D Printing ETF	The ARK Israel Innovative Technology ETF
ASSETS:
Investments in non-affiliated securities at value (Note 2)	$93,421,021	$32,287,904	$19,363,268
Cash	—	474	13
Foreign currency	187,218	38,248	—
Receivables:
Dividends and interest	8,282	2,389	744
Capital shares sold	1,278,660	—	—
Investment securities sold	342,100	—	—
Reclaims	2,972	10,077	—
Total Assets	95,240,253	32,339,092	19,364,025
LIABILITIES:
Due to custodian for foreign currency	—	—	6,175
Payables:
Investment securities purchased	1,649,151	—	—
Management fees (Note 3)	56,862	18,241	7,449
Other accrued expenses	—	292	163
Total Liabilities	1,706,013	18,533	13,787
NET ASSETS	$93,534,240	$32,320,559	$19,350,238
NET ASSETS CONSIST OF:
Paid-in capital	$78,409,142	$38,034,190	$18,856,259
Total distributable earnings/accumulated (loss)	15,125,098	(5,713,631)	493,979
NET ASSETS	$93,534,240	$32,320,559	$19,350,238
Shares outstanding	3,700,001	1,450,001	850,001
Net asset value, per share	$25.28	$22.29	$22.76
Investments in non-affiliated securities at cost	$80,265,761	$28,854,769	$17,331,710
Foreign currency at cost	$192,513	$38,447	$—
See accompanying Notes to Financial Statements.

Statements of Operations

For the Period Ended January 31, 2020 (Unaudited)
	ARK Genomic Revolution ETF	ARK Autonomous Technology & Robotics ETF	ARK Innovation ETF	ARK Next Generation Internet ETF
INVESTMENT INCOME:
Unaffiliated dividend income	$122,593	$300,472	$514,014	$150,343
Foreign withholding tax	—	(17,731)	—	—
Total Income	122,593	282,741	514,014	150,343
EXPENSES:
Management fees (Note 3)	1,666,817	603,583	6,483,027	1,606,858
Overdraft expense	43	96	171	43
Total Expenses	1,666,860	603,679	6,483,198	1,606,901
Net Investment Loss(1)	(1,544,267)	(320,938)	(5,969,184)	(1,456,558)
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSLATION:
Net realized gain (loss) on:
Investments in non-affiliated securities	5,959,182	3,698,030	40,349,853	(5,971,499)
Investments in affiliated securities	(40,801)	—	76,198	—
In-kind redemptions – non-affiliated securities	7,280,210	7,772,220	14,626,768	46,552,389
In-kind redemptions – affiliated securities	759,984	—	7,100,218	—
Net realized gain	13,958,575	11,470,250	62,153,037	40,580,890
Change in unrealized appreciation (depreciation) on:
Investments in non-affiliated securities	(32,886,754)	13,565,994	167,438,059	46,477,418
Investments in affiliated securities	7,966,025	—	(94,236,250)	—
Foreign currency translation	(2,499)	—	(1,111)	—
Change in unrealized appreciation (depreciation)	(24,923,228)	13,565,994	73,200,698	46,477,418
Net realized and unrealized gain (loss) on investments and foreign currency translation	(10,964,653)	25,036,244	135,353,735	87,058,308
Net Increase (Decrease) in Net Assets Resulting From Operations	$(12,508,920)	$24,715,306	$129,384,551	$85,601,750
(1)
Net investment income (loss) represents dividends received by the Fund from its underlying investments less expenses paid by the Fund during the period.

See accompanying Notes to Financial Statements.

Statements of Operations (concluded)

For the Period Ended January 31, 2020 (Unaudited)
	ARK Fintech Innovation ETF	The 3D Printing ETF	The ARK Israel Innovative Technology ETF
INVESTMENT INCOME:
Unaffiliated dividend income	$136,292	$99,575	$67,356
Foreign withholding tax	(9,311)	(130)	(15,826)
Total Income	126,981	99,445	51,530
EXPENSES:
Management fees (Note 3)	291,065	115,319	45,499
Overdraft expense	199	128	32
Other expenses	—	1,775	946
Total Expenses	291,264	117,222	46,477
Net Investment Income (Loss)(1)	(164,283)	(17,777)	5,053
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSLATION:
Net realized gain (loss) on:
Investments in non-affiliated securities	2,087,925	(2,052,759)	(719,367)
Foreign currency transactions	(7,423)	(1,780)	(6,170)
In-kind redemptions – non-affiliated securities	149,686	1,560,347	396,363
Net realized gain (loss)	2,230,188	(494,192)	(329,174)
Change in unrealized appreciation (depreciation) on:
Investments in non-affiliated securities	7,347,748	723,512	2,525,048
Foreign currency translation	(5,206)	(1,004)	(198)
Change in unrealized appreciation	7,342,542	722,508	2,524,850
Net realized and unrealized gain on investments and foreign currency translation	9,572,730	228,316	2,195,676
Net Increase in Net Assets Resulting From Operations	$9,408,447	$210,539	$2,200,729
(1)
Net investment income (loss) represents dividends received by the Fund from its underlying investments less expenses paid by the Fund during the period.

See accompanying Notes to Financial Statements.

Statements of Changes in Net Assets

	ARK Genomic Revolution ETF		ARK Autonomous Technology & Robotics ETF
	Six Months Ended January 31, 2020 (Unaudited)	Year Ended July 31, 2019	Six Months Ended January 31, 2020 (Unaudited)	Year Ended July 31, 2019
OPERATIONS:
Net investment loss(1)	$(1,544,267)	$(2,179,466)	$(320,938)	$(674,548)
Net realized gain on investments and foreign currency transactions	13,958,575	25,900,191	11,470,250	3,471,938
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	(24,923,228)	28,708,292	13,565,994	(9,895,930)
Net increase (decrease) in net assets resulting from operations	(12,508,920)	52,429,017	24,715,306	(7,098,540)
DISTRIBUTIONS TO SHAREHOLDERS	(15,340,242)	(4,922,218)	—	(4,348,608)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	68,672,023	235,645,363	15,107,112	50,205,611
Cost of shares redeemed	(25,403,426)	(49,301,508)	(29,291,592)	(27,308,583)
Net increase (decrease) in net assets resulting from shareholder transactions	43,268,597	186,343,855	(14,184,480)	22,897,028
Increase in net assets	15,419,435	233,850,654	10,530,826	11,449,880
NET ASSETS:
Beginning of period	465,965,632	232,114,978	166,897,393	155,447,513
End of period	$481,385,067	$465,965,632	$177,428,219	$166,897,393
CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	13,505,000	7,905,000	5,050,000	4,450,000
Shares sold	2,000,000	7,400,000	400,000	1,450,000
Shares redeemed	(800,000)	(1,800,000)	(850,000)	(850,000)
Shares outstanding, end of period	14,705,000	13,505,000	4,600,000	5,050,000
(1)
Net investment income (loss) represents dividends received by the Fund from its underlying investments less expenses paid by the Fund during the period.

See accompanying Notes to Financial Statements.

Statements of Changes in Net Assets (continued)

	ARK Innovation ETF		ARK Next Generation Internet ETF
	Six Months Ended January 31, 2020 (Unaudited)	Year Ended July 31, 2019	Six Months Ended January 31, 2020 (Unaudited)	Year Ended July 31, 2019
OPERATIONS:
Net investment loss(1)	$(5,969,184)	$(9,544,034)	$(1,456,558)	$(3,273,290)
Net realized gain on investments and foreign currency transactions	62,153,037	50,604,740	40,580,890	14,501,310
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	73,200,698	110,287,456	46,477,418	4,395,482
Net increase in net assets resulting from operations	129,384,551	151,348,162	85,601,750	15,623,502
DISTRIBUTIONS TO SHAREHOLDERS	(7,062,841)	(34,468,980)	—	(50,115,280)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	215,145,499	647,982,297	119,054,867	81,866,367
Cost of shares redeemed	(76,202,459)	(204,196,228)	(181,579,850)	(287,990,649)
Net increase (decrease) in net assets resulting from shareholder transactions	138,943,040	443,786,069	(62,524,983)	(206,124,282)
Increase (decrease) in net assets	261,264,750	560,665,251	23,076,767	(240,616,060)
NET ASSETS:
Beginning of period	1,731,253,436	1,170,588,185	431,660,013	672,276,073
End of period	$1,992,518,186	$1,731,253,436	$454,736,780	$431,660,013
CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	35,800,000	26,300,000	8,250,000	12,200,000
Shares sold	4,400,000	14,400,000	2,200,000	1,600,000
Shares redeemed	(1,700,000)	(4,900,000)	(3,250,000)	(5,550,000)
Shares outstanding, end of period	38,500,000	35,800,000	7,200,000	8,250,000
(1)
Net investment income (loss) represents dividends received by the Fund from its underlying investments less expenses paid by the Fund during the period.

See accompanying Notes to Financial Statements.

Statements of Changes in Net Assets (continued)

	ARK Fintech Innovation ETF		The 3D Printing ETF
	Six Months Ended January 31, 2020 (Unaudited)	February 4, 2019(1) to July 31, 2019	Six Months Ended January 31, 2020 (Unaudited)	Year Ended July 31, 2019
OPERATIONS:
Net investment loss(2)	$(164,283)	$(71,427)	$(17,777)	$(17,961)
Net realized gain (loss) on investments and foreign currency transactions	2,230,188	1,127,922	(494,192)	(5,764,630)
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	7,342,542	5,807,494	722,508	1,741,293
Net increase (decrease) in net assets resulting from operations	9,408,447	6,863,989	210,539	(4,041,298)
DISTRIBUTIONS TO SHAREHOLDERS	(1,037,795)	—	(23,952)	(292,707)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	12,009,326	68,421,723	—	2,216,019
Cost of shares redeemed	(1,078,508)	(1,052,942)	(7,537,594)	(5,430,215)
Net increase (decrease) in net assets resulting from shareholder transactions	10,930,818	67,368,781	(7,537,594)	(3,214,196)
Increase (decrease) in net assets	19,301,470	74,232,770	(7,351,007)	(7,548,201)
NET ASSETS:
Beginning of period	74,232,770	—	39,671,566	47,219,767
End of period	$93,534,240	$74,232,770	$32,320,559	$39,671,566
CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	3,250,001	—	1,800,001	1,950,001
Shares sold	500,000	3,300,001	—	100,000
Shares redeemed	(50,000)	(50,000)	(350,000)	(250,000)
Shares outstanding, end of period	3,700,001	3,250,001	1,450,001	1,800,001
(1)
Commencement of operations.

(2)
Net investment income (loss) represents dividends received by the Fund from its underlying investments less expenses paid by the Fund during the period.

See accompanying Notes to Financial Statements.

Statements of Changes in Net Assets (concluded)

	The ARK Israel Innovative Technology ETF
	Six Months Ended January 31, 2020 (Unaudited)	Year Ended July 31, 2019
OPERATIONS:
Net investment income(1)	$5,053	$77,200
Net realized gain (loss) on investments and foreign currency transactions	(329,174)	991,174
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	2,524,850	(758,258)
Net increase in net assets resulting from operations	2,200,729	310,116
DISTRIBUTIONS TO SHAREHOLDERS	(392,106)	(586,392)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	573,260	2,686,575
Cost of shares redeemed	(2,543,189)	(4,794,955)
Net decrease in net assets resulting from shareholder transactions	(1,969,929)	(2,108,380)
Decrease in net assets	(161,306)	(2,384,656)
NET ASSETS:
Beginning of period	19,511,544	21,896,200
End of period	$19,350,238	$19,511,544
CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	950,001	1,050,001
Shares sold	25,000	125,000
Shares redeemed	(125,000)	(225,000)
Shares outstanding, end of period	850,001	950,001
(1)
Net investment income (loss) represents dividends received by the Fund from its underlying investments less expenses paid by the Fund during the period.

See accompanying Notes to Financial Statements.

Financial Highlights
ARK Genomic Revolution ETF
For a share outstanding throughout each period presented.
	Six Months Ended January 31, 2020 (Unaudited)	Year Ended July 31, 2019	Year Ended July 31, 2018	For the Period Ended July 31, 2017(1)	Year Ended August 31, 2016	For the Period October 31, 2014(2) through August 31, 2015
Per Share Data:
Net asset value, beginning of period	$34.50	$29.36	$22.24	$18.03	$20.85	$20.00
Net investment loss(3)	(0.11)	(0.19)	(0.18)	(0.12)	(0.12)	(0.09)
Net realized and unrealized gain (loss) on investments	(0.60)	5.80	7.63	4.33	(2.70)	0.94
Total gain (loss) from investment operations	(0.71)	5.61	7.45	4.21	(2.82)	0.85
Distributions to shareholders:
Net realized gains	(1.05)	(0.47)	(0.33)	—	—	—
Total distributions	(1.05)	(0.47)	(0.33)	—	—	—
Net asset value, end of period	$32.74	$34.50	$29.36	$22.24	$18.03	$20.85
Market value, end of period	$32.71	$34.58	$29.40	$22.29	$18.01	$21.13
Total Return at Net Asset Value(4)	(2.22)%	19.87%	33.80%	23.34%	(13.52)%	4.25%
Total Return at Market Value(4)	(2.51)%	20.00%	33.66%	23.77%	(14.77)%	5.65%
Ratios/Supplemental Data:
Net assets, end of period (000’s omitted)	$481,385	$465,966	$232,115	$23,460	$7,302	$8,444
Ratio to average net assets of:
Expenses	0.75%(5)	0.75%	0.75%	0.75%(5)	0.90%	0.95%(5)
Net investment loss(6)	(0.69)%(5)	(0.63)%	(0.64)%	(0.67)%(5)	(0.67)%	(0.47)%(5)
Portfolio turnover rate(7)	20%	64%	80%	65%	77%	65%
(1)
The Trust changed its fiscal and tax reporting period from August 31 to July 31.

(2)
Commencement of operations.

(3)
Based on average daily shares outstanding.

(4)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at net asset value. Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends, and distributions at market value during the period, and sale at the market value on the last day of the period. Market returns are based on the trade price at which shares are bought and sold on the NYSE Arca, Inc. using the last share trade. Total return calculated for a period of less than one year is not annualized.

(5)
Annualized.

(6)
Net investment income (loss) represents dividends received by the Fund from its underlying investments less expenses paid by the Fund during the period.

(7)
Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

See accompanying Notes to Financial Statements.

Financial Highlights (continued)
ARK Autonomous Technology & Robotics ETF
For a share outstanding throughout each period presented.
	Six Months Ended January 31, 2020 (Unaudited)	Year Ended July 31, 2019	Year Ended July 31, 2018	For the Period Ended July 31, 2017(1)	Year Ended August 31, 2016	For the Period September 30, 2014(2) through August 31, 2015
Per Share Data:
Net asset value, beginning of period	$33.05	$34.93	$29.59	$21.14	$18.33	$20.00
Net investment loss(3)	(0.07)	(0.13)	(0.05)	(0.07)	(0.07)	(0.07)
Net realized and unrealized gain (loss) on investments	5.59	(0.91)	5.89	8.52	3.07	(1.60)
Total gain (loss) from investment operations	5.52	(1.04)	5.84	8.45	3.00	(1.67)
Distributions to shareholders:
Net investment income	—	—	(0.02)	—	—	—
Net realized gains	—	(0.84)	(0.48)	—	(0.19)	—
Total distributions	—	(0.84)	(0.50)	—	(0.19)	—
Net asset value, end of period	$38.57	$33.05	$34.93	$29.59	$21.14	$18.33
Market value, end of period	$38.60	$33.06	$35.01	$29.63	$21.14	$18.43
Total Return at Net Asset Value(4)	16.70%	(2.66)%	19.86%	39.97%	16.43%	(8.35)%
Total Return at Market Value(4)	16.76%	(2.84)%	19.98%	40.16%	15.84%	(7.85)%
Ratios/Supplemental Data:
Net assets, end of period (000’s omitted)	$177,428	$166,897	$155,448	$66,578	$15,853	$12,829
Ratio to average net assets of:
Expenses	0.75%(5)	0.75%	0.75%	0.75%(5)	0.89%	0.95%(5)
Net investment loss(6)	(0.40)%(5)	(0.39)%	(0.15)%	(0.31)%(5)	(0.38)%	(0.40)%(5)
Portfolio turnover rate(7)	22%	54%	57%	44%	67%	86%
(1)
The Trust changed its fiscal and tax reporting period from August 31 to July 31.

(2)
Commencement of operations.

(3)
Based on average daily shares outstanding.

(4)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at net asset value. Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends, and distributions at market value during the period, and sale at the market value on the last day of the period. Market returns are based on the trade price at which shares are bought and sold on the NYSE Arca, Inc. using the last share trade. Total return calculated for a period of less than one year is not annualized.

(5)
Annualized.

(6)
Net investment income (loss) represents dividends received by the Fund from its underlying investments less expenses paid by the Fund during the period.

(7)
Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

See accompanying Notes to Financial Statements.

Financial Highlights (continued)
ARK Innovation ETF
For a share outstanding throughout each period presented.
	Six Months Ended January 31, 2020 (Unaudited)	Year Ended July 31, 2019	Year Ended July 31, 2018	For the Period Ended July 31, 2017(1)	Year Ended August 31, 2016	For the Period October 31, 2014(2) through August 31, 2015
Per Share Data:
Net asset value, beginning of period	$48.36	$44.51	$29.59	$20.60	$20.06	$20.00
Net investment loss(3)	(0.16)	(0.30)	(0.13)	(0.15)	(0.15)	(0.12)
Net realized and unrealized gain on investments	3.74	5.32	15.54(4)	9.14	1.16	0.18
Total gain from investment operations	3.58	5.02	15.41	8.99	1.01	0.06
Distributions to shareholders:
Net investment income	—	—	(0.09)	—	—	—
Net realized gains	(0.19)	(1.17)	(0.40)	—	(0.47)	—
Total distributions	(0.19)	(1.17)	(0.49)	—	(0.47)	—
Net asset value, end of period	$51.75	$48.36	$44.51	$29.59	$20.60	$20.06
Market value, end of period	$51.80	$48.46	$44.55	$29.62	$20.61	$20.10
Total Return at Net Asset Value(5)	7.42%	12.14%	52.38%(4)	43.64%	4.98%	0.30%
Total Return at Market Value(5)	7.29%	12.27%	52.38%(4)	43.72%	4.90%	0.50%
Ratios/Supplemental Data:
Net assets, end of period (000’s omitted)	$1,992,518	$1,731,253	$1,170,588	$85,813	$9,271	$7,020
Ratio to average net assets of:
Expenses	0.75%(6)	0.75%	0.75%	0.75%(6)	0.89%	0.95%(6)
Net investment loss(7)	(0.69)%(6)	(0.67)%	(0.33)%	(0.67)%(6)	(0.76)%	(0.69)%(6)
Portfolio turnover rate(8)	34%	80%	89%	70%	110%	108%
(1)
The Trust changed its fiscal and tax reporting period from August 31 to July 31.

(2)
Commencement of operations.

(3)
Based on average daily shares outstanding.

(4)
The Adviser has reimbursed the Fund $15,999 for a procedural error. The impact was deemed immaterial to net realized and unrealized gain on investments and the Fund’s total return, representing less than $0.005 per share.

(5)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at net asset value. Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends, and distributions at market value during the period, and sale at the market value on the last day of the period. Market returns are based on the trade price at which shares are bought and sold on the NYSE Arca, Inc. using the last share trade. Total return calculated for a period of less than one year is not annualized.

(6)
Annualized.

(7)
Net investment income (loss) represents dividends received by the Fund from its underlying investments less expenses paid by the Fund during the period.

(8)
Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

See accompanying Notes to Financial Statements.

Financial Highlights (continued)
ARK Next Generation Internet ETF
For a share outstanding throughout each period presented.
	Six Months Ended January 31, 2020 (Unaudited)	Year Ended July 31, 2019	Year Ended July 31, 2018	For the Period Ended July 31, 2017(1)	Year Ended August 31, 2016	For the Period September 30, 2014(2) through August 31, 2015
Per Share Data:
Net asset value, beginning of period	$52.32	$55.10	$36.82	$24.42	$22.02	$20.00
Net investment loss(3)	(0.18)	(0.33)	(0.09)	(0.17)	(0.17)	(0.13)
Net realized and unrealized gain on investments	11.02	3.09	19.32(4)	12.57	3.10	2.15
Total gain from investment operations	10.84	2.76	19.23	12.40	2.93	2.02
Distributions to shareholders:
Net investment income	—	—	(0.13)	—	—	—
Net realized gains	—	(5.54)	(0.82)	—	(0.53)	—
Total distributions	—	(5.54)	(0.95)	—	(0.53)	—
Net asset value, end of period	$63.16	$52.32	$55.10	$36.82	$24.42	$22.02
Market value, end of period	$63.17	$52.48	$55.08	$36.85	$24.38	$21.92
Total Return at Net Asset Value(5)	20.70%	7.49%	52.71%(4)	50.77%	13.43%	10.10%
Total Return at Market Value(5)	20.37%	7.80%	52.53%(4)	51.15%	13.83%	9.60%
Ratios/Supplemental Data:
Net assets, end of period (000’s omitted)	$454,737	$431,660	$672,276	$68,109	$14,654	$12,111
Ratio to average net assets of:
Expenses	0.75%(6)	0.75%	0.75%	0.75%(6)	0.89%	0.95%(6)
Net investment loss(7)	(0.68)%(6)	(0.63)%	(0.18)%	(0.62)%(6)	(0.78)%	(0.65)%(6)
Portfolio turnover rate(8)	41%	92%	68%	52%	86%	103%
(1)
The Trust changed its fiscal and tax reporting period from August 31 to July 31.

(2)
Commencement of operations.

(3)
Based on average daily shares outstanding.

(4)
The Adviser has reimbursed the Fund $13,774 for a procedural error. The impact was deemed immaterial to net realized and unrealized gain on investments and the Fund’s total return, representing less than $0.005 per share.

(5)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at net asset value. Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends, and distributions at market value during the period, and sale at the market value on the last day of the period. Market returns are based on the trade price at which shares are bought and sold on the NYSE Arca, Inc. using the last share trade. Total return calculated for a period of less than one year is not annualized.

(6)
Annualized.

(7)
Net investment income (loss) represents dividends received by the Fund from its underlying investments less expenses paid by the Fund during the period.

(8)
Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

See accompanying Notes to Financial Statements.

Financial Highlights (continued)
ARK Fintech Innovation ETF
For a share outstanding throughout each period presented.
	Six Months Ended January 31, 2020 (Unaudited)	For the Period February 4, 2019(1) through July 31, 2019
Per Share Data:
Net asset value, beginning of period	$22.84	$20.00
Net investment loss(2)	(0.05)	(0.03)
Net realized and unrealized gain on investments	2.79	2.87
Total gain from investment operations	2.74	2.84
Distributions to shareholders:
Net realized gains	(0.30)	—
Total distributions	(0.30)	—
Net asset value, end of period	$25.28	$22.84
Market value, end of period	$25.24	$22.86
Total Return at Net Asset Value(3)	12.04%	14.21%
Total Return at Market Value(3)	11.79%	14.30%
Ratios/Supplemental Data:
Net assets, end of period (000’s omitted)	$93,534	$74,233
Ratio to average net assets of:
Expenses	0.75%(4)	0.75%(4)
Net investment loss(5)	(0.42)%(4)	(0.24)%(4)
Portfolio turnover rate(6)	26%	22%
(1)
Commencement of operations.

(2)
Based on average daily shares outstanding.

(3)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at net asset value. Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends, and distributions at market value during the period, and sale at the market value on the last day of the period. Market returns are based on the trade price at which shares are bought and sold on the NYSE Arca, Inc. using the last share trade. Total return calculated for a period of less than one year is not annualized.

(4)
Annualized.

(5)
Net investment income (loss) represents dividends received by the Fund from its underlying investments less expenses paid by the Fund during the period.

(6)
Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

See accompanying Notes to Financial Statements.

Financial Highlights (continued)
The 3D Printing ETF
For a share outstanding throughout each period presented.
	Six Months Ended January 31, 2020 (Unaudited)	Year Ended July 31, 2019	Year Ended July 31, 2018	For the Period Ended July 31, 2017(1)	For the Period July 19, 2016(2) through August 31, 2016
Per Share Data:
Net asset value, beginning of period	$22.04	$24.22	$25.52	$20.81	$20.00
Net investment loss(3)	(0.01)	(0.01)	(0.04)	(0.03)	0.00(4)
Net realized and unrealized gain (loss) on investments	0.27	(2.01)	(0.73)	4.74	0.81
Total gain (loss) from investment operations	0.26	(2.02)	(0.77)	4.71	0.81
Distributions to shareholders:
Net investment income	(0.01)	—	—	(0.00)(4)	—
Net realized gains	—	(0.16)	(0.53)	—	—
Total distributions	(0.01)	(0.16)	(0.53)	—	—
Net asset value, end of period	$22.29	$22.04	$24.22	$25.52	$20.81
Market value, end of period	$22.32	$22.25	$24.32	$25.52	$20.90
Total Return at Net Asset Value(5)	1.20%	(8.25)%	(3.05)%	22.64%	4.05%
Total Return at Market Value(5)	0.38%	(7.76)%	(2.64)%	22.11%	4.50%
Ratios/Supplemental Data:
Net assets, end of period (000’s omitted)	$32,321	$39,672	$47,220	$35,726	$6,243
Ratio to average net assets of:
Expenses	0.66%(6)	0.66%	0.66%	0.66%(6)	0.67%(6)
Net investment income (loss)(7)	(0.10)%(6)	(0.04)%	(0.17)%	(0.14)%(6)	0.19%(6)
Portfolio turnover rate(8)	22%	51%	53%	65%	—%
(1)
The Trust changed its fiscal and tax reporting period from August 31 to July 31.

(2)
Commencement of operations.

(3)
Based on average daily shares outstanding.

(4)
Amount represents less than $0.005.

(5)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at net asset value. Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends, and distributions at market value during the period, and sale at the market value on the last day of the period. Market returns are based on the trade price at which shares are bought and sold on the Cboe BZX Exchange, Inc. using the last share trade. Total return calculated for a period of less than one year is not annualized.

(6)
Annualized.

(7)
Net investment income (loss) represents dividends received by the Fund from its underlying investments less expenses paid by the Fund during the period.

(8)
Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

See accompanying Notes to Financial Statements.

Financial Highlights (concluded)
The ARK Israel Innovative Technology ETF
For a share outstanding throughout each period presented.
	Six Months Ended January 31, 2020 (Unaudited)	Year Ended July 31, 2019	For the Period December 5, 2017(1) through July 31, 2018
Per Share Data:
Net asset value, beginning of period	$20.54	$20.85	$20.00
Net investment income(2)	0.01	0.08	(0.00)(3)
Net realized and unrealized gain on investments	2.69	0.18	0.85
Total gain from investment operations	2.70	0.26	0.85
Distributions to shareholders:
Net investment income	(0.48)	(0.57)	—
Total distributions	(0.48)	(0.57)	—
Net asset value, end of period	$22.76	$20.54	$20.85
Market value, end of period	$23.00	$20.64	$21.04
Total Return at Net Asset Value(4)	13.20%	1.57%	4.27%
Total Return at Market Value(4)	13.80%	1.20%	5.20%
Ratios/Supplemental Data:
Net assets, end of period (000’s omitted)	$19,350	$19,512	$21,896
Ratio to average net assets of:
Expenses	0.49%(5)	0.49%	0.49%(5)
Net investment income (loss)(6)	0.05%(5)	0.37%	(0.03)%(5)
Portfolio turnover rate(7)	39%	57%	40%
(1)
Commencement of operations.

(2)
Based on average daily shares outstanding.

(3)
Amount represents less than $0.005.

(4)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at net asset value. Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends, and distributions at market value during the period, and sale at the market value on the last day of the period. Market returns are based on the trade price at which shares are bought and sold on the Cboe BZX Exchange, Inc. using the last share trade. Total return calculated for a period of less than one year is not annualized.

(5)
Annualized.

(6)
Net investment income (loss) represents dividends received by the Fund from its underlying investments less expenses paid by the Fund during the period.

(7)
Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

See accompanying Notes to Financial Statements.

Notes to Financial Statements
January 31, 2020 (Unaudited)
1. Organization
ARK ETF Trust (“Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust was organized as a Delaware statutory trust on June 7, 2013. The Trust consists of seven (7) investment portfolios: ARK Genomic Revolution ETF, ARK Autonomous Technology & Robotics ETF, ARK Innovation ETF, ARK Next Generation Internet ETF, ARK Fintech Innovation ETF, The 3D Printing ETF, and The ARK Israel Innovative Technology ETF (each, a “Fund” and collectively, “Funds”). Each Fund is classified as a non-diversified management investment company under the 1940 Act.
Effective November 4, 2019, the ARK Industrial Innovation ETF changed its name to the ARK Autonomous Technology & Robotics ETF and the ARK Web x.0 ETF changed its name to the ARK Next Generation Internet ETF.
The investment objective of the ARK Genomic Revolution ETF, ARK Autonomous Technology & Robotics ETF, ARK Innovation ETF, ARK Next Generation Internet ETF, and ARK Fintech Innovation ETF is long-term growth of capital. The ARK Israel Innovative Technology ETF seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the ARK Israel Innovation Index. The 3D Printing ETF seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the Total 3D-Printing Index. There can be no assurance that the Funds will achieve their respective investment objectives.
The Trust’s fiscal and tax reporting period is July 31.
2. Significant Accounting Policies
These financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which require management to make estimates and assumptions that affect the reported amount of assets and liabilities, the disclosure of contingent liabilities at the date of the financial statements, and the reported amount of increase and decrease in net assets from operations during the fiscal period. Actual amounts could differ from these estimates. The Trust is an investment company and follows the investment company accounting standards and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standard Codification (“ASC”) Topic 946, “Financial Services — Investment Companies”. The following summarizes the significant accounting policies of the Funds:
Investment Valuation
The values of each Fund’s securities are based on such securities’ closing prices on the principal market on which the securities are traded. Such valuations would typically be categorized as Level 1 in the fair value hierarchy. If a security’s market price is not readily available or does not otherwise accurately reflect the market value of such security, the security will be fair valued by ARK Investment Management LLC (“Adviser”) in accordance with the Trust’s valuation policies and procedures that were approved by the Board of Trustees of the Trust (“Board”). Each Fund may use fair value pricing in a variety of circumstances, including but not limited to, situations when the value of a Fund’s security has been materially affected by events occurring after the close of the market on which such security is principally traded (such as a corporate action or other news that may materially affect the price of such security) or trading in such security has been suspended or halted. Such valuations would typically be categorized as Level 2 or Level 3 in the fair value hierarchy. Fair value pricing involves subjective judgments and it is possible that a fair value determination for a security could be materially different than the value that could be realized upon the sale of such security.
Investment Transactions
Investment transactions are accounted for on the trade date. Realized gains and losses on sales of investment securities are calculated using the identified cost method. Dividend income is recognized on the ex-dividend date, except for certain foreign dividends that may be recorded as soon as such information becomes available. Interest income and expenses are recognized on the accrual basis.
Dividend Distributions
Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Each Fund distributes all or substantially all of its net investment income to shareholders in the form of dividends.
Currency Translation
Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions.
The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in each Fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

Notes to Financial Statements (continued)
January 31, 2020 (Unaudited)
3. Management and Other Agreements
Management
The ARK Genomic Revolution ETF, ARK Autonomous Technology & Robotics ETF, ARK Innovation ETF, ARK Next Generation Internet ETF, and ARK Fintech Innovation ETF, each pay the Adviser a fee calculated daily and payable monthly at an annual rate (stated as a percentage of the average daily net assets of the Fund) of 0.75% (“Management Fee”) in return for providing investment management and supervisory services under a comprehensive unitary structure. The 3D Printing ETF pays the Adviser a Management Fee of 0.65% in return for providing investment management and supervisory services under a comprehensive unitary structure. The ARK Israel Innovative Technology ETF pays the Adviser a Management Fee of 0.48% in return for providing investment management and supervisory services under a comprehensive unitary structure. Subject to the supervision of the Board, the Adviser provides investment management services to each Fund and provides, or causes to be furnished, all supervisory and other services reasonably necessary for the operation of each Fund and also bears the costs of various third-party services required by the Funds, including administration, certain custody, audit, legal, transfer agency, and printing costs. In addition to the Management Fee, each Fund bears other fees and expenses, such as taxes and governmental fees, brokerage fees, commissions and other transaction expenses, certain foreign custodial fees and expenses, costs of borrowing money, including interest expenses, and extraordinary expenses (such as litigation and indemnification expenses).
Administrator, Custodian, Transfer Agent and Accounting Agent
The Bank of New York Mellon is the administrator for the Funds, the custodian of the Funds’ assets and provides transfer agency, fund accounting and various administrative services to the Funds (in each capacity, “Administrator,” “Custodian,” “Transfer Agent” or “Accounting Agent”). The Bank of New York Mellon is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.
Distribution
Foreside Fund Services, LLC serves as the Funds’ distributor (“Distributor”). The Trust has adopted a distribution and service plan (“Rule 12b-1 Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Rule 12b-1 Plan, each Fund is authorized to pay distribution fees in connection with the sale and distribution of its shares and pay service fees in connection with the provision of ongoing services to shareholders. To date, the Rule 12b-1 Plan has not been implemented for the Funds and there is no current intention to implement the Rule 12b-1 Plan.
Board of Trustees
Effective January 1, 2020, each Independent Trustee receives an annual retainer fee of  $85,000 for services provided as a Trustee of the Trust, plus out-of-pocket expenses related to attendance at Board and Committee Meetings. The Chairs of the Board and of the Audit Committee each also receive an additional annual retainer fee of  $20,000 and $15,000, respectively, for service as such.
4. Creation and Redemption Transactions
As of January 31, 2020, there were an unlimited number of shares of beneficial interest without par value authorized by the Trust. Individual shares of a Fund may only be purchased and sold at market prices on a national securities exchange through a broker-dealer. Such transactions may be subject to customary commission rates imposed by the broker-dealer, and market prices for a Fund’s shares may be at, above or below its net asset value (“NAV”) depending on the premium or discount at which the Fund’s shares trade.
Each Fund issues and redeems shares at its NAV only in a large specified number of shares each called a “Creation Unit,” or multiples thereof, and only with “authorized participants” who have entered into contractual arrangements with the Distributor. A Creation Unit consists of 50,000 shares (25,000 shares with respect to the ARK Israel Innovative Technology ETF). Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets. The consideration for a purchase of Creation Units generally consists of the in-kind deposit of specified securities and an amount of cash or, as permitted or required by a Fund, of cash. A fixed transaction fee is imposed on each creation and redemption transaction. In addition, a variable charge for certain creation and redemption transactions will be imposed.

Notes to Financial Statements (continued)
January 31, 2020 (Unaudited)
5. Investment Transactions
The cost of purchases and the proceeds from sales of investment securities (excluding in-kind subscriptions and redemptions and short-term investments) for the period ended January 31, 2020 were as follows:
Fund	Purchases	Sales
ARK Genomic Revolution ETF	$89,466,592	$104,516,208
ARK Autonomous Technology & Robotics ETF	35,493,130	35,820,849
ARK Innovation ETF	589,724,700	604,508,138
ARK Next Generation Internet ETF	174,587,194	176,399,701
ARK Fintech Innovation ETF	20,649,475	21,668,295
The 3D Printing ETF	7,790,686	8,189,147
The ARK Israel Innovative Technology ETF	7,216,352	7,168,111
For the period ended January 31, 2020, the cost of in-kind subscriptions and the proceeds from in-kind redemptions were as follows:
	In-Kind
Fund	Subscriptions	Redemptions
ARK Genomic Revolution ETF	$68,592,419	$25,373,776
ARK Autonomous Technology & Robotics ETF	15,069,108	29,220,353
ARK Innovation ETF	214,808,045	76,091,582
ARK Next Generation Internet ETF	118,983,901	181,380,317
ARK Fintech Innovation ETF	11,869,993	1,073,611
The 3D Printing ETF	—	7,498,799
The ARK Israel Innovative Technology ETF	572,525	2,538,161
6. Federal Income Tax
Each Fund intends to qualify as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended. If so qualified, a Fund will not be subject to Federal income tax to the extent it distributes substantially all of its net investment income and net capital gains to its shareholders. Accounting for Uncertainty in Income Taxes provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements, and requires the evaluation of tax positions taken or expected to be taken in the course of preparing a Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions not deemed to meet the more-than-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Interest and penalty related to income taxes would be recorded as income tax expense. Management of the Funds is required to analyze all open tax years (2016 – 2019), as defined by IRS statute of limitations, for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of July 31, 2019, the Funds did not have a liability for any unrecognized tax benefits. The Funds have no examination in progress and are not aware of any tax positions for which it is reasonably possible that the amounts of unrecognized tax benefits will significantly change in the next twelve months.
At July 31, 2019, the approximate cost of investments and net unrealized appreciation (depreciation) for federal income tax purposes was as follows:
Fund	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
ARK Genomic Revolution ETF	$428,271,818	$84,473,514	$(46,648,141)	$37,825,373
ARK Autonomous Technology & Robotics ETF	163,951,745	22,089,795	(18,910,134)	3,179,661
ARK Innovation ETF	1,579,195,959	303,925,408	(151,583,562)	152,341,846
ARK Next Generation Internet ETF	425,419,417	52,551,800	(46,186,385)	6,365,415
ARK Fintech Innovation ETF	68,558,814	7,859,371	(2,142,679)	5,716,692
The 3D Printing ETF	37,525,043	4,800,184	(2,286,136)	2,514,048
The ARK Israel Innovative Technology ETF	19,888,341	2,663,348	(3,503,555)	(840,207)

Notes to Financial Statements (continued)
January 31, 2020 (Unaudited)
Under current tax regulations, capital losses on securities transactions realized after October 31 (“Post-October Losses”) may be deferred and treated as occurring on the first business day of the following fiscal year. For the period ended July 31, 2019, the Funds incurred and elected to defer to August 1, 2019 Post-October Losses and ordinary income losses as follows:
Fund	Late Year Ordinary Deferral	Capital Post-October Loss
ARK Genomic Revolution ETF	$—	$—
ARK Autonomous Technology & Robotics ETF	433,737	6,424,995
ARK Innovation ETF	—	—
ARK Next Generation Internet ETF	1,848,637	30,478,647
ARK Fintech Innovation ETF	—	—
The 3D Printing ETF	—	—
The ARK Israel Innovative Technology ETF	—	—
At July 31, 2019, for Federal income tax purposes, the Funds have capital loss carryforwards available as shown in the table below, to the extent provided by regulations, to offset future capital gains for an unlimited period. To the extent that these capital loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to shareholders.
	Short-Term	Long-Term	Total Amount
ARK Genomic Revolution ETF	$—	$—	$—
ARK Autonomous Technology & Robotics ETF	—	—	—
ARK Innovation ETF	—	—	—
ARK Next Generation Internet ETF	—	—	—
ARK Fintech Innovation ETF	—	—	—
The 3D Printing ETF	458,365	7,972,703	8,431,068
The ARK Israel Innovative Technology ETF	793,580	—	793,580
7. Indemnification Obligations
The Funds have a variety of indemnification obligations under contracts with their service providers. The Funds’ maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.
8. Investment Concentration
Concentration Risk: The ARK Autonomous Technology & Robotics ETF will be concentrated in securities of issuers having their principal business activities in groups of industries in the industrials and information technology sectors, although it will not concentrate in any specific industry. The ARK Fintech Innovation ETF will be concentrated in securities of issuers having their principal business activities in the communication, technology and financials group of industries. The ARK Genomic Revolution ETF will be concentrated in securities of issuers having their principal business activities in any industry or group of industries in the health care sector, including issuers having their principal business activities in the biotechnology industry. The ARK Next Generation Internet ETF will be concentrated in securities of issuers having their principal business activities in the Internet information provider and catalog and mail order house industry. The 3D Printing ETF and the ARK Israel Innovative Technology ETF may each invest 25% or more of the value of its respective net assets in securities of issuers in any one industry or group of industries if the applicable index that the Fund replicates concentrates in an industry or group of industries. This concentration limit does not apply to securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. The ARK Innovation ETF will not be concentrated in any industry.
As of January 31, 2020, the ARK Genomic Revolution ETF had more than 25% of its assets invested in the biotechnology industry and the 3D Printing ETF had more than 25% of its assets invested in the software industry. To the extent a Fund’s holdings are concentrated in a particular industry or group of industries, adverse market conditions affecting those industries may have a more significant impact on the Fund than they would on a Fund investing in a broader range of securities and the value of the Fund’s shares may fluctuate more than shares of a fund investing in a broader range of securities.
The Funds’ prospectuses contain additional information regarding the risks associated with an investment in a Fund.
9. Subsequent Events
Beginning in January 2020, global financial markets have experienced and may continue to experience significant volatility resulting from the spread of a novel coronavirus known as COVID-19. The outbreak of COVID-19 has resulted in travel and border restrictions, quarantines,

Notes to Financial Statements (concluded)
January 31, 2020 (Unaudited)
supply chain disruptions, lower consumer demand and general market uncertainty. The global economy, the economies of certain nations and individual issuers have been and may continue to be adversely affected by COVID-19, particularly in light of the interconnectivity between economies and financial markets, all of which may negatively impact the Funds performance as well as the operations of the Trust. In addition, COVID-19 and governmental responses to COVID-19 may negatively impact the capabilities of the Funds service providers and disrupt the Funds operations.

Supplemental Information (Unaudited)

Quarterly Portfolio Schedule. The ARK ETF Trust files with the Securities and Exchange Commission on Form N-Q (prior to March 31, 2020) or Form N-PORT (after March 31, 2020) the complete schedule of portfolio holdings for each ARK ETF for the first and third quarters of each fiscal year. The ARK ETF Trust’s Forms N-Q or Form N-PORT are available on the Securities and Exchange Commission’s website at www.sec.gov. Copies of the filings are available without charge, upon request, by calling 1-212-426-7040. In addition, each ARK ETF’s current portfolio holdings are updated daily and are available on our website, www.ark-funds.com.
Proxy Voting Policies and Procedures. A description of ARK Investment Management LLC’s proxy voting policies and procedures, which are applicable to the ARK ETFs, is available without charge, upon request, by calling 1-212-426-7040 collect or visiting our website at www.ark-funds.com or the Securities and Exchange Commission’s website at www.sec.gov.
Proxy Voting Record. The ARK ETFs file with the Securities and Exchange Commission their proxy voting records on Form N-PX for each 12 month period ending June 30. Form N-PX must be filed each year by August 31. The most recent Form N-PX or voting record information is available without charge, upon request, by calling 1-212-426-7040 collect or visiting the Securities and Exchange Commission’s website at www.sec.gov.
Premium/Discount Information. Information about the difference between daily market prices on the secondary market for shares of each ARK ETF and the ARK ETF’s net asset value can be found on our website, www.ark-funds.com.

General Information (Unaudited)

Investment Adviser
ARK Investment Management LLC
3 E. 28th Street, 7th Floor
New York, NY 10016
Administrator, Custodian, Transfer Agent, and Accounting Agent
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286
Distributor
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, ME 04101
Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
Two Liberty Place
50 South 16th Street, Suite 2900
Philadelphia, PA 19102-2529

This report is submitted for the general information of the shareholders of each Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which includes information regarding the Funds’ risks, objectives, fees and expenses, experience of their management, and other information.
ARK Invest | 3 E. 28th Street, 7th Floor, New York, NY 10016 | 212.426.7040 | info@ark-invest.com | ark-funds.com

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)	As of a date within 90 days of the filing date of this Form N-CSR, the registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) ARK ETF Trust

By (Signature and Title)* /s/ Catherine D. Wood

Catherine D. Wood, Chief Executive Officer and Chief Investment Officer

(principal executive officer)

Date 3/31/20

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Catherine D. Wood

Catherine D. Wood, Chief Executive Officer and Chief Investment Officer

(principal executive officer)

Date 3/31/20

By (Signature and Title)* /s/ William C. Cox

William C. Cox, Treasurer and Chief Financial Officer

(principal financial officer)

Date 3/31/20

* Print the name and title of each signing officer under his or her signature